Quarterly Holdings Report
for

Fidelity Freedom® Blend 2040 Fund

June 30, 2019

FBF-Y40-QTLY-0819
1.9892475.100

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,525,861	$53,734,116
Fidelity Series Commodity Strategy Fund (a)	3,037,831	14,308,183
Fidelity Series Large Cap Growth Index Fund (a)	3,965,268	41,793,924
Fidelity Series Large Cap Stock Fund (a)	2,800,779	41,955,671
Fidelity Series Large Cap Value Index Fund (a)	6,090,417	78,505,471
Fidelity Series Small Cap Opportunities Fund (a)	1,534,961	21,397,361
Fidelity Series Value Discovery Fund (a)	1,937,334	24,875,374
TOTAL DOMESTIC EQUITY FUNDS
(Cost $269,874,318)		276,570,100

International Equity Funds - 32.8%
Fidelity Series Canada Fund (a)	442,695	4,834,225
Fidelity Series Emerging Markets Fund (a)	504,476	4,848,017
Fidelity Series Emerging Markets Opportunities Fund (a)	2,280,356	43,531,991
Fidelity Series International Growth Fund (a)	2,428,174	39,530,674
Fidelity Series International Index Fund (a)	1,060,335	10,783,610
Fidelity Series International Small Cap Fund (a)	603,739	9,798,684
Fidelity Series International Value Fund (a)	4,026,853	38,778,591
Fidelity Series Overseas Fund (a)	9,303	93,405
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $147,419,515)		152,199,197

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	82,149	863,385
Fidelity Series Emerging Markets Debt Fund (a)	328,388	3,195,218
Fidelity Series Floating Rate High Income Fund (a)	71,873	668,415
Fidelity Series Government Bond Index Fund (a)	112,697	1,177,686
Fidelity Series High Income Fund (a)	356,963	3,398,289
Fidelity Series Inflation-Protected Bond Index Fund (a)	137,821	1,379,593
Fidelity Series Investment Grade Bond Fund (a)	109,014	1,246,026
Fidelity Series Investment Grade Securitized Fund (a)	83,759	866,904
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,607,065	14,961,774
Fidelity Series Real Estate Income Fund (a)	190,586	2,113,600
TOTAL BOND FUNDS
(Cost $28,664,403)		29,870,890

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 2.42% (b)	49	49
Fidelity Series Government Money Market Fund 2.44% (a)(c)	1,260,544	1,260,544
Fidelity Series Short-Term Credit Fund (a)	77,451	778,378
Fidelity Series Treasury Bill Index Fund (a)	378,490	3,781,114
TOTAL SHORT-TERM FUNDS
(Cost $5,812,698)		5,820,085
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $451,770,934)		464,460,272
NET OTHER ASSETS (LIABILITIES) - 0.0%		(129,046)
NET ASSETS - 100%		$464,331,226

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,998,090	$52,973,519	$2,439,034	$--	$28,972	$1,172,569	$53,734,116
Fidelity Series Canada Fund	159,217	4,554,999	74,470	--	111	194,368	4,834,225
Fidelity Series Commodity Strategy Fund	415,759	14,645,210	466,718	--	(20,603)	(265,465)	14,308,183
Fidelity Series Corporate Bond Fund	30,666	940,805	139,912	7,411	483	31,343	863,385
Fidelity Series Emerging Markets Debt Fund	110,026	3,222,768	177,275	47,128	(1,499)	41,198	3,195,218
Fidelity Series Emerging Markets Fund	162,633	4,837,132	38,040	--	(1,134)	(112,574)	4,848,017
Fidelity Series Emerging Markets Opportunities Fund	1,473,485	41,693,272	343,215	--	(7,113)	715,562	43,531,991
Fidelity Series Floating Rate High Income Fund	24,892	675,849	33,573	9,957	(207)	1,454	668,415
Fidelity Series Government Bond Index Fund	42,493	1,411,439	307,569	6,568	2,104	29,219	1,177,686
Fidelity Series Government Money Market Fund 2.44%	43,149	1,257,094	39,699	4,883	--	--	1,260,544
Fidelity Series High Income Fund	190,074	3,370,347	196,337	53,321	(1,891)	36,096	3,398,289
Fidelity Series Inflation-Protected Bond Index Fund	50,098	1,366,508	71,299	1,386	781	33,505	1,379,593
Fidelity Series International Growth Fund	1,337,893	36,625,821	688,263	--	5,360	2,249,863	39,530,674
Fidelity Series International Index Fund	350,998	10,239,887	83,526	--	(866)	277,117	10,783,610
Fidelity Series International Small Cap Fund	350,456	9,324,716	163,359	--	1,001	285,870	9,798,684
Fidelity Series International Value Fund	1,318,353	36,994,132	337,575	--	(1,211)	804,892	38,778,591
Fidelity Series Investment Grade Bond Fund	44,963	1,472,479	302,527	9,130	1,675	29,436	1,246,026
Fidelity Series Investment Grade Securitized Fund	31,635	988,221	168,968	6,151	715	15,301	866,904
Fidelity Series Large Cap Growth Index Fund	1,563,974	41,067,803	2,219,932	52,304	13,590	1,368,489	41,793,924
Fidelity Series Large Cap Stock Fund	1,559,358	41,493,441	1,529,801	275,743	(6,244)	438,917	41,955,671
Fidelity Series Large Cap Value Index Fund	2,920,032	77,266,291	3,740,147	--	(44,084)	2,103,379	78,505,471
Fidelity Series Long-Term Treasury Bond Index Fund	590,091	16,372,410	3,060,135	110,282	143,875	915,533	14,961,774
Fidelity Series Overseas Fund	--	93,405	--	--	--	--	93,405
Fidelity Series Real Estate Income Fund	78,110	2,126,418	124,025	29,575	988	32,109	2,113,600
Fidelity Series Short-Term Credit Fund	43,158	769,863	41,652	5,365	119	6,890	778,378
Fidelity Series Small Cap Opportunities Fund	778,965	20,563,486	475,310	--	(11,465)	541,685	21,397,361
Fidelity Series Treasury Bill Index Fund	105,090	3,796,974	120,949	15,416	(144)	143	3,781,114
Fidelity Series Value Discovery Fund	923,901	24,452,853	967,154	--	(27,731)	493,505	24,875,374
Total	$16,697,559	$454,597,142	$18,350,464	$634,620	$75,582	$11,440,404	$464,460,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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